FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Increase (Decrease) in Stockholders' Equity
Balance		$ 319,130
Share-based compensation expenses		1,949		$ 9,153	$ 930
Conversion of participating convertible redeemable preferred shares to common shares				264,509
Redesignation to Series F convertible redeemable participating preferred shares					(3,749)
Addition of non-controlling interest in connection with acquisition		16,767
Issuance of common shares in connection with exercise of options		$ 8,035	[1]	$ 822
Issuance of common shares in connection with exercise of options (in shares)		995,255		277,319
Issuance of ordinary shares in connection with share-based compensation arrangements	[1]			$ 16
Capital contribution of non-controlling interest holder		$ 457
Settlement of acquisition payable of Huajian		7,206
Purchase of non-controlling interest		(1,664)			(142)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium				(100)	(20,436)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		186
Net income		18,325		27,113	21,607
Unrealized gain on available-for-sale investments		186
Balance		342,826		319,130
iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest					(326)
WA HK
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition				3,388
iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(788)
PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		319,130		(126,957)	(124,195)
Share-based compensation expenses		$ 1,949		9,153	930
Conversion of participating convertible redeemable preferred shares to common shares				264,509
Redesignation to Series F convertible redeemable participating preferred shares					(3,749)
Issuance of common shares in connection with exercise of options				822
Issuance of common shares in connection with exercise of options (in shares)		8,035,000
Issuance of ordinary shares in connection with share-based compensation arrangements				16
Settlement of acquisition payable of Huajian		$ 7,206
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium					(20,436)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		186
Net income		18,325		27,113	21,607
Foreign currency translation adjustment		(11,703)		172	(758)
Unrealized gain on available-for-sale investments		186
Balance		342,826		319,130	(126,957)
PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition					(172)
Capital contribution of non-controlling interest holder				(50)
PARENT COMPANY | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest					$ (184)
PARENT COMPANY | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder				$ (1,984)
PARENT COMPANY | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		$ (302)
Common
Increase (Decrease) in Stockholders' Equity
Balance (in shares)		34,361,539		6,169,674	6,481,245
Conversion of participating convertible redeemable preferred shares to common shares				$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)				20,781,515
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)					1
Redesignation to Series F convertible redeemable participating preferred shares					$ (4)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)					(311,572)
Issuance of common shares in connection with exercise of options				$ 1
Issuance of common shares in connection with exercise of options (in shares)				80,000
Issuance of ordinary shares in connection with share-based compensation arrangements	[1]			$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)	[1]			1,600,000
Balance (in shares)		34,361,539		34,361,539	6,169,674
Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		$ 343		$ 61	$ 65
Balance (in shares)		34,361,539		6,169,674	6,481,245
Conversion of participating convertible redeemable preferred shares to common shares				$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)				20,781,515
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)					1
Redesignation to Series F convertible redeemable participating preferred shares					$ (4)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)					(311,572)
Issuance of common shares in connection with exercise of options				$ 1
Issuance of common shares in connection with exercise of options (in shares)				80,000
Issuance of ordinary shares in connection with share-based compensation arrangements				$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)				1,600,000
Balance		$ 343		$ 343	$ 61
Balance (in shares)		34,361,539		34,361,539	6,169,674
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses		$ 1,949		$ 9,153	$ 930
Conversion of participating convertible redeemable preferred shares to common shares				264,301
Redesignation to Series F convertible redeemable participating preferred shares					(3,745)
Issuance of common shares in connection with exercise of options		8,035	[1]	821
Settlement of acquisition payable of Huajian		7,202
Additional paid-in capital | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder				(50)
Additional paid-in capital | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest					(184)
Additional paid-in capital | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder				(1,984)
Additional paid-in capital | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(302)
Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		419,862		1,342	4,341
Share-based compensation expenses		$ 1,949		9,153	930
Conversion of participating convertible redeemable preferred shares to common shares				264,301
Redesignation to Series F convertible redeemable participating preferred shares					(3,745)
Issuance of common shares in connection with exercise of options				821
Issuance of common shares in connection with exercise of options (in shares)		8,035,000
Settlement of acquisition payable of Huajian		$ 7,202
Balance		436,746		419,862	1,342
Additional paid-in capital | PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder				(50)
Additional paid-in capital | PARENT COMPANY | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest					(184)
Additional paid-in capital | PARENT COMPANY | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder				(1,984)
Additional paid-in capital | PARENT COMPANY | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(302)
Accumulated deficit | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		(105,011)		(132,124)	(133,123)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium					(20,436)
Net income		18,325		27,113	21,607
Balance		(86,686)		(105,011)	(132,124)
Accumulated deficit | PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition					(172)
Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Settlement of acquisition payable of Huajian		4
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		186
Unrealized gain on available-for-sale investments		186
Accumulated other comprehensive income | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		3,936		3,764	4,522
Settlement of acquisition payable of Huajian		4
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		186
Foreign currency translation adjustment		(11,703)		172	(758)
Unrealized gain on available-for-sale investments		186
Balance		$ (7,577)		3,936	$ 3,764
IPO
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				132,937
IPO | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				132,937
IPO | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 52
Issuance of common shares (in shares)				5,215,794
IPO | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 52
Issuance of common shares (in shares)				5,215,794
IPO | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 132,885
IPO | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				132,885
Green Shoe
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				13,399
Green Shoe | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				13,399
Green Shoe | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 5
Issuance of common shares (in shares)				514,556
Green Shoe | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 5
Issuance of common shares (in shares)				514,556
Green Shoe | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 13,394
Green Shoe | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares				$ 13,394

[1]	Shares were previously issued during the year ended March 31, 2015.